Schedule of Reconciliation of Net Income to Net Cash Provided by Operating Activities (Details) (Parenthetical)	12 Months Ended
Jun. 30, 2024 AUD ($)
Notes and other explanatory information [abstract]
Recapitalization costs	$ 5,163,951